Fair Value Measurements (Fair Value Options Included) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Credit-linked notes [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of liabilities accounted for using fair value option	$ 0	[1]	$ 9	[1]
Fixed Maturities, FVO [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of assets accounted for using fair value option	1,087		1,328
Fixed Maturities, FVO [Member] | ABS [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of assets accounted for using fair value option	0		65
Fixed Maturities, FVO [Member] | CRE CDOs [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of assets accounted for using fair value option	205		225
Fixed Maturities, FVO [Member] | CMBS [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of assets accounted for using fair value option	5		0
Fixed Maturities, FVO [Member] | Corporate [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of assets accounted for using fair value option	140		272
Fixed Maturities, FVO [Member] | Foreign Government [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of assets accounted for using fair value option	730		766
Fixed Maturities, FVO [Member] | U.S. Government [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of assets accounted for using fair value option	2		0
Fixed Maturities, FVO [Member] | Municipals [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of assets accounted for using fair value option	1		0
Fixed Maturities, FVO [Member] | RMBS [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair value of assets accounted for using fair value option	$ 4		$ 0

[1]	As of December 31, 2011, the outstanding principal balance of the notes was $243.